Condensed group cash flow statement - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Operating activities
Profit (loss) before taxation	$ 4,990	$ 928	$ 8,901	$ 3,043
Adjustments to reconcile profit (loss) before taxation to net cash provided by operating activities
Depreciation, depletion and amortization and exploration expenditure written off	3,892	4,546	8,249	8,649
Impairment and (gain) loss on sale of businesses and fixed assets	(79)	(146)	(93)	262
Earnings from equity-accounted entities, less dividends received	(988)	(103)	(1,524)	(323)
Net charge for interest and other finance expense, less net interest paid	191	84	271	336
Share-based payments	167	156	404	318
Net operating charge for pensions and other post-retirement benefits, less contributions and benefit payments for unfunded plans	(62)	54	(264)	(19)
Net charge for provisions, less payments	80	183	224	6
Movements in inventories and other current and non-current assets and liabilities	(570)	3	(3,968)	(3,597)
Income taxes paid	(1,315)	(815)	(2,248)	(1,671)
Net cash provided by operating activities	6,306	4,890	9,952	7,004
Investing activities
Expenditure on property, plant and equipment, intangible and other assets	(3,484)	(4,181)	(7,070)	(8,004)
Acquisitions, net of cash acquired	(1)	(123)	(1)	(165)
Investment in joint ventures	(18)	(10)	(57)	(30)
Investment in associates	(322)	(174)	(660)	(357)
Total cash capital expenditure	(3,825)	(4,488)	(7,788)	(8,556)
Proceeds from disposal of fixed assets	105	312	190	500
Proceeds from disposal of businesses, net of cash disposed	45	140	127	213
Proceeds from loan repayments	24	19	33	33
Net cash used in investing activities	(3,651)	(4,017)	(7,438)	(7,810)
Financing activities
Net issue (repurchase) of shares	(90)	0	(200)	0
Proceeds from long-term financing	910	1,720	1,032	5,433
Repayments of long-term financing	(1,726)	(1,463)	(2,883)	(2,380)
Net increase (decrease) in short-term debt	292	(299)	(57)	16
Net increase (decrease) in non-controlling interests	0	51	(1)	81
Dividends paid
BP shareholders	(1,727)	(1,546)	(3,556)	(2,850)
Non-controlling interests	(57)	(62)	(70)	(77)
Net cash provided by (used in) financing activities	(2,398)	(1,599)	(5,735)	223
Currency translation differences relating to cash and cash equivalents	(314)	202	(169)	369
Increase (decrease) in cash and cash equivalents	(57)	(524)	(3,390)	(214)
Cash and cash equivalents at beginning of year(a)	22,242	23,794	25,586	23,484
Cash and cash equivalents at end of year	$ 22,185	$ 23,270	$ 22,185	$ 23,270